Payden High Income Fund

Schedule of Investments
- July 31, 2024 (Unaudited)
Principal
or Shares Security Description
Value
(000)
Asset Backed (2%
)
60 Chase Auto Owner Trust , 0.00%, 6/25/30 (a) $ 574
1,600,000 Cologix Canadian Issuer LP 2022-1CAN 144A,
7.74%, 1/25/52 CAD (b)(c) 1,089
1,500,000 Exeter Automobile Receivables Trust 2022-2A
144A, 6.34%, 10/15/29 (b) 1,479
1,400,000 Exeter Automobile Receivables Trust 2022-3A
144A, 9.09%, 1/15/30 (b) 1,454
19 Exeter Automobile Receivables Trust 2021-2 ,
0.00%, 2/15/28 (a) 1,401
2,000,000 Hotwire Funding LLC 2024-1A 144A, 9.19%,
6/20/54 (b) 2,068
2,293,739 JPMorgan Chase Bank N.A.-CACLN 2021-1
144A, 28.35%, 9/25/28 (b) 2,598
1,250,000 Santander Bank Auto Credit-Linked Notes 2022-
A 144A, 9.97%, 5/15/32 (b) 1,298
1,660,000 Santander Bank Auto Credit-Linked Notes 2022-
C 144A, 14.59%, 12/15/32 (b) 1,851
1,000,000 Santander Bank Auto Credit-Linked Notes 2023-
B 144A, 12.24%, 12/15/33 (b) 1,024
80 Santander Consumer Auto Receivables Trust
2021-C , 0.00%, 6/15/28 (a) 942
8,727 Santander Drive Auto Receivables Trust 2023-S1
144A, 0.00%, 4/18/28 (a)(b) 1,863
Total Asset Backed (Cost - $17,403)
17,641
Bank Loans(d) (8%
)
1,198,107 Adtalem Global Education Inc. Term Loan B 1L,
(1 mo. Term Secured Overnight Financing Rate
+ 3.500%), 8.84%, 8/11/28  1,206
2,950,990 Advantage Sales & Marketing Inc. Term Loan B2
1L, (3 mo. Term Secured Overnight Financing
Rate + 4.250%), 9.83%, 10/28/27  2,847
2,280,000 Albion Financing 3 SARL Term Loan B 1L, (3
mo. Term Secured Overnight Financing Rate +
3.250%), 9.83%, 8/17/29  2,301
1,975,000 Amneal Pharmaceuticals LLC Term Loan B 1L, (1
mo. Term Secured Overnight Financing Rate +
4.500%), 10.84%, 5/04/28  1,996
1,080,214 Avis Budget Car Rental LLC Term Loan C 1L, (1
mo. Term Secured Overnight Financing Rate +
2.000%), 8.44%, 3/16/29  1,084
1,421,250 Caesars Entertainment Inc. Term Loan B1 1L, (3
mo. Term Secured Overnight Financing Rate +
2.250%), 8.10%, 2/06/30  1,428
1,979,980 Cloud Software Group Inc. Term Loan B 1L, (2
mo. Term Secured Overnight Financing Rate +
3.000%), 9.34%, 3/30/29  1,982
900,000 Cloud Software Group Inc. Term Loan B 1L, (3
mo. Term Secured Overnight Financing Rate +
3.500%), 9.84%, 3/19/31  905
1,990,000 Conservice Midco LLC Term Loan 1L, (1 mo.
Term Secured Overnight Financing Rate +
3.500%), 8.84%, 5/13/27  2,000
2,125,000 Darktrace PLC Term Loan 2L, (1 mo. Term
Secured Overnight Financing Rate + 5.250%),
5.25%, 7/02/32  2,109
606,195 DirectV Financing LLC Term Loan NON-EXT
1L, (1 mo. Term Secured Overnight Financing
Rate + 5.000%), 10.46%, 8/02/27  610
2,235,000 Epic Y Grade Services LP Term Loan B 1L, (3
mo. Term Secured Overnight Financing Rate +
4.750%), 11.07%, 6/29/29  2,240
Principal
or Shares Security Description
Value
(000)
2,000,000 Fiesta Purchaser Inc. Term Loan B 1L, (1 mo.
Term Secured Overnight Financing Rate +
3.000%), 9.34%, 2/12/31  $ 2,015
2,461,874 First Student Bidco Inc. Term Loan B2 1L, (3
mo. Term Secured Overnight Financing Rate +
3.000%), 8.44%, 7/21/28  2,472
159,583 Hertz Corp. Term Loan C-EXIT 1L, (3 mo. Term
Secured Overnight Financing Rate + 3.250%),
8.86%, 6/30/28  146
827,619 Hertz Corp. Term Loan B-EXIT 1L, (3 mo. Term
Secured Overnight Financing Rate + 3.250%),
8.86%, 6/30/28  754
1,682,652 Journey Personal Care Corp. Term Loan 1L, (1
mo. Term Secured Overnight Financing Rate +
4.250%), 9.71%, 3/01/28  1,679
1,176,521 Mauser Packaging Solutions Holding Co. Term
Loan B1 1L, (1 mo. Term Secured Overnight
Financing Rate + 2.000%), 8.84%, 4/15/27  1,182
3,140,060 Medline Borrower LP Term Loan B 1L, (1 mo.
Term Secured Overnight Financing Rate +
2.750%), 8.09%, 10/23/28  3,153
1,805,000 Modena Buyer LLC Term Loan B 1L, (3 mo.
Term Secured Overnight Financing Rate +
3.500%), 9.83%, 7/01/31  1,742
2,000,000 Naked Juice LLC Term Loan 2L, (3 mo. Term
Secured Overnight Financing Rate + 6.500%),
11.44%, 1/24/30  1,523
1,700,000 Nexus Buyer LLC Term Loan 2L, (1 mo. Term
Secured Overnight Financing Rate + 6.250%),
11.69%, 11/05/29  1,699
970,000 PetsMart LLC Term Loan B 1L, (1 mo. Term
Secured Overnight Financing Rate + 3.500%),
9.19%, 2/11/28  964
822,938 Prairie ECI Acquiror LP Term Loan 1L, (1 mo.
Term Secured Overnight Financing Rate +
4.750%), 10.09%, 8/01/29  825
2,477,310 Sinclair Television Group Inc. Term Loan B4 1L,
(1 mo. Term Secured Overnight Financing Rate
+ 2.750%), 9.19%, 4/21/29  1,765
2,120,000 Sotera Health Holdings LLC Term Loan B 1L, (1
mo. Term Secured Overnight Financing Rate +
2.250%), 8.59%, 5/30/31  2,119
1,477,444 Spirit Aerosystems Inc. Term Loan B 1L, (3
mo. Term Secured Overnight Financing Rate +
3.500%), 9.50%, 1/15/27  1,497
1,995,000 Tacala Investment Corp. Term Loan 1L, (1 mo.
Term Secured Overnight Financing Rate +
3.000%), 9.34%, 1/31/31  2,007
987,525 Transdigm Inc. Term Loan K 1L, (3 mo. Term
Secured Overnight Financing Rate + 2.750%),
8.09%, 3/22/30  992
3,900,000 Truist Insurance Holdings LLC Term Loan 2L, (3
mo. Term Secured Overnight Financing Rate +
4.750%), 10.09%, 5/06/32  4,015
1,824,273 U.S. Foods Inc. Term Loan B 1L, (1 mo. Term
Secured Overnight Financing Rate + 2.750%),
7.34%, 11/22/28  1,836
1,500,000 U.S. Silica Co. Term Loan B 1L, (1 mo. Term
Secured Overnight Financing Rate + 4.500%),
4.50%, 7/18/31  1,499
498,750 United AirLines Inc. Term Loan B 1L, (3 mo.
Term Secured Overnight Financing Rate +
1.750%), 8.03%, 2/22/31  501

Payden Mutual Funds
Payden High Income Fund
continued
Principal
or Shares Security Description
Value
(000)
3,220,000 WaterBridge Midstream Operating LLC Term
Loan B 1L, (3 mo. Term Secured Overnight
Financing Rate + 4.750%), 10.09%, 6/21/29  $ 3,212
1,995,000 WestJet Loyalty LP Term Loan B 1L, (3 mo.
Term Secured Overnight Financing Rate +
2.750%), 9.08%, 2/14/31  2,000
Total Bank Loans (Cost - $60,426)
60,305
Corporate Bond (84%
)
Automotive  (4%)
2,500,000 Allison Transmission Inc. 144A, 3.75%,
1/30/31 (b) 2,228
321,000 American Axle & Manufacturing Inc. , 6.25%,
3/15/26  319
2,500,000 American Axle & Manufacturing Inc. , 6.50%,
4/01/27  2,510
2,500,000 Goodyear Tire & Rubber Co. , 5.25%, 7/15/31 (e) 2,340
4,000,000 IHO Verwaltungs GmbH , 3.75%, 9/15/26
EUR (c)(f) 4,283
2,750,000 Jaguar Land Rover Automotive PLC 144A,
5.50%, 7/15/29 (b)(e) 2,692
1,810,000 JB Poindexter & Co. Inc. 144A, 8.75%,
12/15/31 (b) 1,905
3,000,000 Nissan Motor Acceptance Co. LLC 144A, 1.13%,
9/16/24 (b) 2,980
4,500,000 Tenneco Inc. 144A, 8.00%, 11/17/28 (b) 4,087
2,650,000 ZF North America Capital Inc. 144A, 7.13%,
4/14/30 (b) 2,753
26,097
Banking  (1%)
3,800,000 Bank of Montreal , (5 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 3.452%),
7.70%, 5/26/84 (g) 3,921
1,750,000 Intesa Sanpaolo SpA 144A, (1 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
2.600%), 4.20%, 6/01/32 (b)(g) 1,516
2,165,000 UniCredit SpA 144A, (5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
4.750%), 5.46%, 6/30/35 (b)(g) 2,079
7,516
Basic industry  (1%)
2,000,000 Bombardier Inc. 144A, 7.00%, 6/01/32 (b)(e) 2,047
1,500,000 Velocity Vehicle Group LLC 144A, 8.00%,
6/01/29 (b) 1,546
3,000,000 Wilsonart LLC 144A, 11.00%, 8/15/32 (b) 2,943
6,536
Basic Industry  (8%)
1,800,000 AAR Escrow Issuer LLC 144A, 6.75%,
3/15/29 (b) 1,841
1,300,000 Alcoa Nederland Holding BV 144A, 7.13%,
3/15/31 (b) 1,343
1,500,000 ARD Finance SA 144A, 6.50%, 6/30/27 (b) 380
1,000,000 Bombardier Inc. 144A, 8.75%, 11/15/30 (b) 1,085
3,000,000 Builders FirstSource Inc. 144A, 4.25%,
2/01/32 (b) 2,683
3,000,000 Cleveland-Cliffs Inc. 144A, 6.75%, 4/15/30 (b) 3,024
2,000,000 Coeur Mining Inc. 144A, 5.13%, 2/15/29 (b) 1,871
1,750,000 Eldorado Gold Corp. 144A, 6.25%, 9/01/29 (b) 1,704
2,500,000 Element Solutions Inc. 144A, 3.88%, 9/01/28 (b) 2,319
1,350,000 Empire Communities Corp. 144A, 9.75%,
5/01/29 (b) 1,396
Principal
or Shares Security Description
Value
(000)
1,475,000 EMRLD Borrower LP/Emerald Co.-Issuer Inc.
144A, 6.63%, 12/15/30 (b) $ 1,505
2,000,000 FMG Resources August 2006 Pty Ltd. 144A,
4.38%, 4/01/31 (b) 1,810
875,000 FMG Resources August 2006 Pty Ltd. 144A,
4.50%, 9/15/27 (b) 840
2,500,000 H&E Equipment Services Inc. 144A, 3.88%,
12/15/28 (b) 2,287
2,000,000 Hillenbrand Inc. , 6.25%, 2/15/29 (e) 2,027
3,250,000 Kaiser Aluminum Corp. 144A, 4.50%,
6/01/31 (b) 2,883
2,175,000 KBR Inc. 144A, 4.75%, 9/30/28 (b) 2,070
1,895,000 MasTec Inc. 144A, 6.63%, 8/15/29 (b) 1,862
2,000,000 Mineral Resources Ltd. 144A, 9.25%,
10/01/28 (b) 2,129
3,800,000 Miter Brands Acquisition Holdco Inc./MIWD
Borrower LLC 144A, 6.75%, 4/01/32 (b) 3,858
2,350,000 Moog Inc. 144A, 4.25%, 12/15/27 (b) 2,252
750,000 NOVA Chemicals Corp. 144A, 4.25%,
5/15/29 (b)(e) 679
2,000,000 Novelis Sheet Ingot GmbH , 3.38%, 4/15/29
EUR (c)(e)(f) 2,064
2,000,000 Olympus Water U.S. Holding Corp. 144A,
9.75%, 11/15/28 (b) 2,128
2,500,000 Standard Industries Inc. 144A, 4.38%,
7/15/30 (b) 2,279
1,000,000 Standard Industries Inc. 144A, 4.75%,
1/15/28 (b) 959
3,000,000 TransDigm Inc. , 4.88%, 5/01/29  2,858
750,000 TransDigm Inc. 144A, 6.63%, 3/01/32 (b) 768
600,000 TransDigm Inc. 144A, 6.88%, 12/15/30 (b) 617
1,500,000 Tri Pointe Homes Inc. , 5.70%, 6/15/28  1,499
2,000,000 TriMas Corp. 144A, 4.13%, 4/15/29 (b) 1,849
2,500,000 TTM Technologies Inc. 144A, 4.00%,
3/01/29 (b) 2,323
1,225,000 Vallourec SACA 144A, 7.50%, 4/15/32 (b) 1,283
60,475
Consumer Finance  (1%)
2,810,000 Synchrony Financial , 7.25%, 2/02/33  2,875
Consumer Goods  (3%)
3,000,000 Albertsons Cos. Inc./Safeway Inc./New
Albertsons LP/Albertsons LLC 144A, 4.88%,
2/15/30 (b) 2,869
3,620,000 B&G Foods Inc. 144A, 8.00%, 9/15/28 (b) 3,696
1,500,000 Coty Inc./HFC Prestige Products Inc./HFC
Prestige International U.S. LLC 144A, 4.75%,
1/15/29 (b) 1,437
1,725,000 KeHE Distributors LLC/KeHE Finance Corp./
NextWave Distribution Inc. 144A, 9.00%,
2/15/29 (b) 1,772
675,000 Newell Brands Inc. , 6.88%, 4/01/36  647
1,800,000 Post Holdings Inc. 144A, 4.50%, 9/15/31 (b) 1,638
900,000 Post Holdings Inc. 144A, 4.63%, 4/15/30 (b) 839
1,000,000 Post Holdings Inc. 144A, 5.50%, 12/15/29 (b) 971
3,250,000 Primo Water Holdings Inc. 144A, 4.38%,
4/30/29 (b) 3,030
2,000,000 Simmons Foods Inc./Simmons Prepared Foods
Inc./Simmons Pet Food Inc./Simmons Feed
144A, 4.63%, 3/01/29 (b) 1,803
2,175,000 Spectrum Brands Inc. 144A, 3.88%, 3/15/31 (b) 1,824
1,500,000 United Natural Foods Inc. 144A, 6.75%,
10/15/28 (b) 1,372

Principal
or Shares Security Description
Value
(000)
1,500,000 Winnebago Industries Inc. 144A, 6.25%,
7/15/28 (b) $ 1,488
23,386
Energy  (13%)
1,156,000 Ascent Resources Utica Holdings LLC/ARU
Finance Corp. 144A, 9.00%, 11/01/27 (b) 1,423
1,550,000 Athabasca Oil Corp. 144A, 6.75%, 8/09/29
CAD (b)(c) 1,128
515,000 Baytex Energy Corp. 144A, 8.50%, 4/30/30 (b) 544
1,100,000 Blue Racer Midstream LLC/Blue Racer Finance
Corp. 144A, 7.00%, 7/15/29 (b) 1,131
1,230,000 Blue Racer Midstream LLC/Blue Racer Finance
Corp. 144A, 7.25%, 7/15/32 (b) 1,281
2,439,320 Borr IHC Ltd./Borr Finance LLC 144A, 10.38%,
11/15/30 (b) 2,575
1,805,000 California Resources Corp. 144A, 8.25%,
6/15/29 (b) 1,850
1,260,000 CITGO Petroleum Corp. 144A, 8.38%,
1/15/29 (b) 1,314
1,800,000 Civitas Resources Inc. 144A, 8.63%,
11/01/30 (b) 1,945
1,500,000 CVR Energy Inc. 144A, 8.50%, 1/15/29 (b) 1,527
1,815,000 Energy Transfer LP , 6.05%, 9/01/54  1,820
1,815,000 Energy Transfer LP , (5 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
2.829%), 7.13%, 10/01/54 (e)(g) 1,822
4,115,000 EQM Midstream Partners LP , 6.50%, 7/15/48  4,180
800,000 EQM Midstream Partners LP 144A, 7.50%,
6/01/27 (b) 822
1,100,000 EQM Midstream Partners LP 144A, 7.50%,
6/01/30 (b) 1,188
3,575,000 Frontera Energy Corp. 144A, 7.88%, 6/21/28 (b)
(e) 2,892
1,302,000 Geopark Ltd. 144A, 5.50%, 1/17/27 (b) 1,223
4,434,000 Global Marine Inc. , 7.00%, 6/01/28  4,176
3,872,000 Gran Tierra Energy Inc. 144A, 9.50%,
10/15/29 (b) 3,679
4,815,000 Hilcorp Energy I LP/Hilcorp Finance Co. 144A,
6.88%, 5/15/34 (b) 4,793
2,500,000 International Petroleum Corp. 144A, 7.25%,
2/01/27 (b)(f) 2,454
900,000 Kosmos Energy Ltd. 144A, 7.13%, 4/04/26 (b) 890
800,000 Kosmos Energy Ltd. 144A, 7.50%, 3/01/28 (b) 773
1,675,000 Kosmos Energy Ltd. 144A, 7.75%, 5/01/27 (b) 1,647
985,000 Matador Resources Co. 144A, 6.50%,
4/15/32 (b) 991
1,700,000 Moss Creek Resources Holdings Inc. 144A,
7.50%, 1/15/26 (b) 1,700
1,000,000 Obsidian Energy Ltd. , 11.95%, 7/27/27 CAD (c)
(f) 743
2,600,000 OHI Group SA 144A, 13.00%, 7/22/29 (b)(e) 2,622
2,500,000 Pattern Energy Operations LP/Pattern Energy
Operations Inc. 144A, 4.50%, 8/15/28 (b) 2,361
1,300,000 PBF Holding Co. LLC/PBF Finance Corp. 144A,
7.88%, 9/15/30 (b)(e) 1,347
3,650,000 Permian Resources Operating LLC 144A, 6.25%,
2/01/33 (b) 3,682
1,835,000 Saturn Oil & Gas Inc. 144A, 9.63%, 6/15/29 (b) 1,887
3,000,000 SEPLAT Energy PLC 144A, 7.75%, 4/01/26 (b) 2,969
1,260,000 SM Energy Co. 144A, 6.75%, 8/01/29 (b) 1,269
980,000 Summit Midstream Holdings LLC 144A, 8.63%,
10/31/29 (b) 1,003
Principal
or Shares Security Description
Value
(000)
2,000,000 TerraForm Power Operating LLC 144A, 4.75%,
1/15/30 (b) $ 1,860
2,600,000 Transocean Inc. 144A, 8.25%, 5/15/29 (b) 2,656
2,890,000 Transocean Inc. 144A, 8.50%, 5/15/31 (b) 2,960
1,500,000 Trident Energy Finance PLC 144A, 12.50%,
11/30/29 (b) 1,562
4,325,000 Tullow Oil PLC 144A, 10.25%, 5/15/26 (b) 4,180
3,350,000 Valaris Ltd. 144A, 8.38%, 4/30/30 (b) 3,510
2,400,000 Venture Global Calcasieu Pass LLC 144A,
4.13%, 8/15/31 (b) 2,183
1,525,000 W&T Offshore Inc. 144A, 11.75%, 2/01/26 (b) 1,567
2,300,000 Weatherford International Ltd. 144A, 8.63%,
4/30/30 (b) 2,396
1,815,000 Western Midstream Operating LP , 5.25%,
2/01/50  1,612
2,100,000 Yinson Production Financial Services Pte Ltd.
144A, 9.63%, 5/03/29 (b)(f) 2,085
94,222
Financial Services  (10%)
2,600,000 Aircastle Ltd. 144A, (5 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
4.410%), 5.25% (b)(g)(h) 2,554
3,950,000 Ally Financial Inc. B, (5 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
3.868%), 4.70% (g)(h) 3,634
2,765,000 Bread Financial Holdings Inc. 144A, 9.75%,
3/15/29 (b) 2,967
3,300,000 Compass Group Diversified Holdings LLC 144A,
5.25%, 4/15/29 (b) 3,165
2,310,000 Encore Capital Group Inc. 144A, 9.25%,
4/01/29 (b) 2,437
900,000 Fortress Intermediate 3 Inc. 144A, 7.50%,
6/01/31 (b) 924
3,100,000 Freedom Mortgage Holdings LLC 144A, 9.13%,
5/15/31 (b) 3,054
4,650,000 Freedom Mortgage Holdings LLC 144A, 9.25%,
2/01/29 (b) 4,686
3,925,000 GGAM Finance Ltd. 144A, 8.00%, 2/15/27 (b) 4,061
1,450,000 goeasy Ltd. 144A, 7.63%, 7/01/29 (b) 1,484
2,500,000 goeasy Ltd. 144A, 9.25%, 12/01/28 (b) 2,683
2,000,000 Greystar Real Estate Partners LLC 144A, 7.75%,
9/01/30 (b) 2,125
1,820,000 Hightower Holding LLC 144A, 9.13%,
1/31/30 (b) 1,850
2,000,000 Icahn Enterprises LP/Icahn Enterprises Finance
Corp. , 5.25%, 5/15/27  1,920
3,050,000 Icahn Enterprises LP/Icahn Enterprises Finance
Corp. , 6.25%, 5/15/26  3,042
1,775,000 Icahn Enterprises LP/Icahn Enterprises Finance
Corp. 144A, 9.75%, 1/15/29 (b) 1,871
900,000 Jane Street Group/JSG Finance Inc. 144A,
4.50%, 11/15/29 (b)(e) 853
3,650,000 Jefferson Capital Holdings LLC 144A, 6.00%,
8/15/26 (b) 3,627
1,425,000 Jefferson Capital Holdings LLC 144A, 9.50%,
2/15/29 (b) 1,496
2,700,000 Karoon USA Finance Inc. 144A, 10.50%,
5/14/29 (b) 2,743
3,600,000 Midcap Financial Issuer Trust 144A, 6.50%,
5/01/28 (b) 3,481
3,250,000 MPT Operating Partnership LP/MPT Finance
Corp. , 5.25%, 8/01/26 (e) 2,922

Payden Mutual Funds
Payden High Income Fund
continued
Principal
or Shares Security Description
Value
(000)
2,750,000 Nationstar Mortgage Holdings Inc. 144A,
5.13%, 12/15/30 (b) $ 2,563
2,000,000 Navient Corp. , 5.50%, 3/15/29  1,862
1,000,000 OneMain Finance Corp. , 4.00%, 9/15/30  876
1,250,000 OneMain Finance Corp. , 5.38%, 11/15/29  1,202
350,000 OneMain Finance Corp. , 6.63%, 1/15/28  355
800,000 OneMain Finance Corp. , 9.00%, 1/15/29  849
2,500,000 PennyMac Financial Services Inc. 144A, 4.25%,
2/15/29 (b) 2,319
1,725,000 PennyMac Financial Services Inc. 144A, 7.88%,
12/15/29 (b) 1,807
2,000,000 PRA Group Inc. 144A, 5.00%, 10/01/29 (b) 1,779
2,000,000 PRA Group Inc. 144A, 7.38%, 9/01/25 (b) 2,004
1,430,000 PRA Group Inc. 144A, 8.88%, 1/31/30 (b) 1,457
1,500,000 Rocket Mortgage LLC/Rocket Mortgage Co.-
Issuer Inc. 144A, 3.88%, 3/01/31 (b) 1,336
75,988
Healthcare  (5%)
2,500,000 Bausch & Lomb Corp. 144A, 8.38%,
10/01/28 (b) 2,572
800,000 Bausch Health Cos. Inc. 144A, 4.88%,
6/01/28 (b) 617
2,050,000 Bausch Health Cos. Inc. 144A, 6.13%,
2/01/27 (b) 1,746
1,500,000 BellRing Brands Inc. 144A, 7.00%, 3/15/30 (b) 1,547
2,200,000 CHS/Community Health Systems Inc. 144A,
5.25%, 5/15/30 (b) 1,921
2,500,000 CHS/Community Health Systems Inc. 144A,
8.00%, 12/15/27 (b) 2,504
2,500,000 DaVita Inc. 144A, 3.75%, 2/15/31 (b) 2,165
925,000 LifePoint Health Inc. 144A, 9.88%, 8/15/30 (b) 1,009
3,500,000 Organon & Co/Organon Foreign Debt Co.-Issuer
BV , 2.88%, 4/30/28 EUR (c)(f) 3,615
1,850,000 Organon & Co/Organon Foreign Debt Co.-Issuer
BV 144A, 7.88%, 5/15/34 (b) 1,924
3,500,000 Owens & Minor Inc. 144A, 6.63%, 4/01/30 (b)
(e) 3,272
2,400,000 Prestige Brands Inc. 144A, 3.75%, 4/01/31 (b) 2,118
2,750,000 Prime Healthcare Services Inc. 144A, 7.25%,
11/01/25 (b) 2,752
2,575,000 Surgery Center Holdings Inc. 144A, 7.25%,
4/15/32 (b) 2,663
3,250,000 Tenet Healthcare Corp. , 4.38%, 1/15/30  3,052
3,000,000 Tenet Healthcare Corp. , 6.13%, 10/01/28  3,010
36,487
Insurance  (2%)
3,000,000 Alliant Holdings Intermediate LLC/Alliant
Holdings Co.-Issuer 144A, 6.75%, 10/15/27 (b) 2,980
2,575,000 Alliant Holdings Intermediate LLC/Alliant
Holdings Co.-Issuer 144A, 7.00%, 1/15/31 (b) 2,623
1,750,000 Assurant Inc. , (3 mo. LIBOR USD + 4.135%),
7.00%, 3/27/48 (e)(g) 1,781
3,575,000 Enstar Finance LLC , (5 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
4.006%), 5.50%, 1/15/42 (g) 3,200
1,500,000 USI Inc. 144A, 7.50%, 1/15/32 (b) 1,553
12,137
Leisure  (3%)
1,200,000 Amer Sports Co. 144A, 6.75%, 2/16/31 (b)(e) 1,195
1,000,000 Carnival Corp. 144A, 5.75%, 3/01/27 (b) 996
2,000,000 Carnival Corp. 144A, 6.00%, 5/01/29 (b) 1,996
2,500,000 Churchill Downs Inc. 144A, 5.75%, 4/01/30 (b) 2,453
Principal
or Shares Security Description
Value
(000)
2,500,000 Cinemark USA Inc. 144A, 5.25%, 7/15/28 (b)(e) $ 2,419
1,625,000 Cinemark USA Inc. 144A, 7.00%, 8/01/32 (b) 1,655
1,350,000 Light & Wonder International Inc. 144A, 7.50%,
9/01/31 (b) 1,410
2,450,000 MGM Resorts International , 6.50%, 4/15/32  2,460
1,300,000 NCL Corp. Ltd. 144A, 5.88%, 3/15/26 (b) 1,295
510,000 Royal Caribbean Cruises Ltd. 144A, 5.38%,
7/15/27 (b) 507
1,000,000 Royal Caribbean Cruises Ltd. 144A, 5.50%,
8/31/26 (b) 996
900,000 Royal Caribbean Cruises Ltd. 144A, 5.50%,
4/01/28 (b) 897
910,000 Sabre GLBL Inc. 144A, 11.25%, 12/15/27 (b) 902
2,775,000 Travel + Leisure Co. 144A, 4.50%, 12/01/29 (b)
(e) 2,581
2,025,000 Wynn Resorts Finance LLC/Wynn Resorts
Capital Corp. 144A, 7.13%, 2/15/31 (b) 2,112
23,874
Media  (7%)
770,000 AMC Networks Inc. , 4.25%, 2/15/29 (e) 531
2,200,000 AMC Networks Inc. 144A, 10.25%, 1/15/29 (b) 2,176
1,500,000 CCO Holdings LLC/CCO Holdings Capital
Corp. 144A, 4.25%, 2/01/31 (b) 1,277
1,000,000 CCO Holdings LLC/CCO Holdings Capital
Corp. 144A, 4.25%, 1/15/34 (b) 791
1,500,000 CCO Holdings LLC/CCO Holdings Capital
Corp. 144A, 4.50%, 8/15/30 (b) 1,314
1,000,000 CCO Holdings LLC/CCO Holdings Capital
Corp. , 4.50%, 5/01/32  838
2,000,000 CCO Holdings LLC/CCO Holdings Capital
Corp. 144A, 4.50%, 6/01/33 (b) 1,645
2,750,000 CCO Holdings LLC/CCO Holdings Capital
Corp. 144A, 4.75%, 3/01/30 (b) 2,464
2,000,000 CCO Holdings LLC/CCO Holdings Capital
Corp. 144A, 4.75%, 2/01/32 (b) 1,713
2,550,000 CCO Holdings LLC/CCO Holdings Capital
Corp. 144A, 5.38%, 6/01/29 (b) 2,386
2,970,000 Cogent Communications Group LLC 144A,
7.00%, 6/15/27 (b) 2,999
2,300,000 EquipmentShare.com Inc. 144A, 9.00%,
5/15/28 (b) 2,370
1,500,000 Gen Digital Inc. 144A, 7.13%, 9/30/30 (b)(e) 1,552
2,500,000 Go Daddy Operating Co. LLC/GD Finance Co.
Inc. 144A, 3.50%, 3/01/29 (b) 2,275
1,000,000 Gray Television Inc. 144A, 5.38%, 11/15/31 (b) 653
1,110,000 Gray Television Inc. 144A, 10.50%, 7/15/29 (b) 1,159
2,500,000 Lamar Media Corp. , 4.88%, 1/15/29  2,429
1,300,000 Match Group Holdings II LLC 144A, 3.63%,
10/01/31 (b) 1,122
1,500,000 Match Group Holdings II LLC 144A, 4.63%,
6/01/28 (b) 1,432
2,500,000 McGraw-Hill Education Inc. 144A, 8.00%,
8/01/29 (b) 2,439
3,500,000 Newfold Digital Holdings Group Inc. 144A,
6.00%, 2/15/29 (b) 2,436
2,000,000 News Corp. 144A, 5.13%, 2/15/32 (b) 1,902
2,000,000 Nexstar Media Inc. 144A, 4.75%, 11/01/28 (b) 1,842
1,800,000 Outfront Media Capital LLC/Outfront Media
Capital Corp. 144A, 7.38%, 2/15/31 (b) 1,887
2,320,000 Rakuten Group Inc. 144A, 9.75%, 4/15/29 (b) 2,461
1,000,000 Scripps Escrow Inc. 144A, 5.88%, 7/15/27 (b)(e) 696
4,500,000 Sirius XM Radio Inc. 144A, 3.88%, 9/01/31 (b) 3,762

Principal
or Shares Security Description
Value
(000)
2,000,000 Univision Communications Inc. 144A, 7.38%,
6/30/30 (b) $ 1,928
1,500,000 Virgin Media Secured Finance PLC 144A,
5.50%, 5/15/29 (b) 1,398
51,877
Real Estate  (4%)
1,360,000 Brandywine Operating Partnership LP , 8.88%,
4/12/29  1,446
4,000,000 Iron Mountain Inc. 144A, 4.88%, 9/15/29 (b) 3,825
1,500,000 Iron Mountain Inc. 144A, 5.25%, 3/15/28 (b) 1,471
1,000,000 Kennedy-Wilson Inc. , 4.75%, 3/01/29  881
2,500,000 Ladder Capital Finance Holdings LLLP/Ladder
Capital Finance Corp. 144A, 4.75%, 6/15/29 (b) 2,378
2,500,000 MPT Operating Partnership LP/MPT Finance
Corp. , 3.33%, 3/24/25 EUR (c)(e) 2,566
2,900,000 Park Intermediate Holdings LLC/PK Domestic
Property LLC/PK Finance Co.-Issuer 144A,
7.00%, 2/01/30 (b) 2,954
1,325,000 Piedmont Operating Partnership LP , 9.25%,
7/20/28  1,449
2,000,000 Service Properties Trust , 5.50%, 12/15/27  1,908
1,150,000 Service Properties Trust , 8.88%, 6/15/32  1,097
2,905,000 Star Holding LLC 144A, 8.75%, 8/01/31 (b) 2,865
2,250,000 Uniti Group LP/Uniti Group Finance Inc./CSL
Capital LLC 144A, 4.75%, 4/15/28 (b) 1,945
1,200,000 Uniti Group LP/Uniti Group Finance Inc./CSL
Capital LLC MAY 144A, 10.50%, 2/15/28 (b) 1,215
2,750,000 XHR LP 144A, 4.88%, 6/01/29 (b) 2,597
28,597
Retail  (6%)
2,850,000 1011778 BC ULC/New Red Finance Inc. 144A,
4.00%, 10/15/30 (b) 2,544
2,500,000 Arko Corp. 144A, 5.13%, 11/15/29 (b)(e) 2,183
2,000,000 Asbury Automotive Group Inc. 144A, 4.63%,
11/15/29 (b) 1,871
2,750,000 Asbury Automotive Group Inc. 144A, 5.00%,
2/15/32 (b) 2,536
1,000,000 Bath & Body Works Inc. 144A, 6.63%,
10/01/30 (b) 1,010
2,500,000 Bath & Body Works Inc. , 6.88%, 11/01/35  2,536
2,000,000 Dealer Tire LLC/DT Issuer LLC 144A, 8.00%,
2/01/28 (b) 2,000
3,150,000 Evergreen Acqco 1 LP/TVI Inc. 144A, 9.75%,
4/26/28 (b) 3,325
1,950,000 Fertitta Entertainment LLC/Fertitta
Entertainment Finance Co. Inc. 144A, 6.75%,
1/15/30 (b) 1,731
2,000,000 FirstCash Inc. 144A, 4.63%, 9/01/28 (b) 1,912
1,750,000 FirstCash Inc. 144A, 5.63%, 1/01/30 (b) 1,701
2,500,000 Group 1 Automotive Inc. 144A, 4.00%,
8/15/28 (b) 2,332
2,000,000 Hanesbrands Inc. 144A, 9.00%, 2/15/31 (b)(e) 2,119
1,000,000 LCM Investments Holdings II LLC 144A,
8.25%, 8/01/31 (b) 1,049
525,000 Macy's Retail Holdings LLC , 4.30%, 2/15/43  378
1,450,000 Macy's Retail Holdings LLC 144A, 5.88%,
3/15/30 (b) 1,393
915,000 Nordstrom Inc. , 5.00%, 1/15/44  733
1,400,000 QVC Inc. , 4.38%, 9/01/28 (e) 1,072
2,200,000 Raising Cane's Restaurants LLC 144A, 9.38%,
5/01/29 (b) 2,378
Principal
or Shares Security Description
Value
(000)
2,800,000 Sonic Automotive Inc. 144A, 4.88%,
11/15/31 (b) $ 2,503
4,150,000 Verde Purchaser LLC 144A, 10.50%,
11/30/30 (b) 4,417
750,000 Walgreens Boots Alliance Inc. , 4.10%,
4/15/50 (e) 494
750,000 Walgreens Boots Alliance Inc. , 4.80%,
11/18/44 (e) 564
2,000,000 Yum! Brands Inc. , 5.38%, 4/01/32  1,940
44,721
Service  (4%)
2,150,000 ADT Security Corp. 144A, 4.13%, 8/01/29 (b) 2,008
2,125,000 Albion Financing 1 Sarl/Aggreko Holdings Inc.
144A, 6.13%, 10/15/26 (b) 2,101
1,610,000 Alta Equipment Group Inc. 144A, 9.00%,
6/01/29 (b) 1,527
2,000,000 Avis Budget Car Rental LLC/Avis Budget
Finance Inc. 144A, 8.00%, 2/15/31 (b)(e) 1,986
2,000,000 Carriage Services Inc. 144A, 4.25%, 5/15/29 (b) 1,814
2,900,000 Cimpress PLC , 7.00%, 6/15/26  2,903
2,000,000 Madison IAQ LLC 144A, 5.88%, 6/30/29 (b) 1,874
1,500,000 Neptune Bidco U.S. Inc. 144A, 9.29%,
4/15/29 (b) 1,470
2,300,000 Prime Security Services Borrower LLC/Prime
Finance Inc. 144A, 6.25%, 1/15/28 (b) 2,295
2,000,000 PROG Holdings Inc. 144A, 6.00%, 11/15/29 (b) 1,925
2,370,000 Reworld Holding Corp. 144A, 4.88%,
12/01/29 (b) 2,170
2,000,000 United Rentals North America Inc. , 3.88%,
2/15/31  1,809
1,225,000 Wand NewCo 3 Inc. 144A, 7.63%, 1/30/32 (b) 1,279
2,375,000 WASH Multifamily Acquisition Inc. 144A,
5.75%, 4/15/26 (b) 2,340
1,145,000 Williams Scotsman Inc. 144A, 6.63%,
6/15/29 (b) 1,167
1,120,000 Williams Scotsman Inc. 144A, 7.38%,
10/01/31 (b) 1,165
29,833
Technology  (2%)
2,650,000 ams-OSRAM AG 144A, 12.25%, 3/30/29 (b) 2,802
2,100,000 Cloud Software Group Inc. 144A, 8.25%,
6/30/32 (b) 2,180
750,000 Cloud Software Group Inc. 144A, 9.00%,
9/30/29 (b) 746
2,750,000 Consensus Cloud Solutions Inc. 144A, 6.50%,
10/15/28 (b)(e) 2,660
1,000,000 Dun & Bradstreet Corp. 144A, 5.00%,
12/15/29 (b)(e) 950
1,650,000 Helios Software Holdings Inc./ION Corporate
Solutions Finance Sarl 144A, 8.75%, 5/01/29 (b) 1,708
2,750,000 NCR Voyix Corp. 144A, 5.25%, 10/01/30 (b) 2,582
1,500,000 Rocket Software Inc. 144A, 9.00%, 11/28/28 (b) 1,545
2,000,000 ZoomInfo Technologies LLC/ZoomInfo Finance
Corp. 144A, 3.88%, 2/01/29 (b) 1,828
17,001
Telecommunications  (3%)
1,500,000 Altice France SA 144A, 5.13%, 7/15/29 (b) 1,054
2,000,000 C&W Senior Finance Ltd. 144A, 6.88%,
9/15/27 (b) 1,955
2,500,000 Frontier Communications Holdings LLC 144A,
5.88%, 10/15/27 (b) 2,477

Payden Mutual Funds
Payden High Income Fund
continued
Principal
or Shares Security Description
Value
(000)
1,000,000 Frontier Communications Holdings LLC 144A,
6.00%, 1/15/30 (b) $ 902
1,500,000 Frontier Communications Holdings LLC 144A,
6.75%, 5/01/29 (b) 1,419
700,000 Level 3 Financing Inc. 144A, 10.50%,
4/15/29 (b) 721
1,650,000 Level 3 Financing Inc. 144A, 10.50%,
5/15/30 (b) 1,695
1,000,000 Millicom International Cellular SA 144A,
4.50%, 4/27/31 (b) 879
2,568,000 Optics Bidco SpA 2033 144A, 6.38%,
11/15/33 (b) 2,531
3,250,000 Stagwell Global LLC 144A, 5.63%, 8/15/29 (b) 3,067
432,000 Telecom Italia Capital SA , 6.38%, 11/15/33 (e) 421
3,000,000 Vmed O2 UK Financing I PLC 144A, 4.25%,
1/31/31 (b) 2,544
1,825,000 Zegona Finance PLC 144A, 8.63%, 7/15/29 (b) 1,866
21,531
Transportation  (2%)
760,000 American Airlines Inc. 144A, 7.25%, 2/15/28 (b) 760
1,475,000 American Airlines Inc. 144A, 8.50%, 5/15/29 (b) 1,519
3,000,000 American Airlines Inc./AAdvantage Loyalty IP
Ltd. 144A, 5.75%, 4/20/29 (b) 2,935
1,850,000 Fortress Transportation and Infrastructure
Investors LLC 144A, 5.50%, 5/01/28 (b) 1,815
2,075,000 Fortress Transportation and Infrastructure
Investors LLC 144A, 7.00%, 6/15/32 (b) 2,141
1,500,000 Fortress Transportation and Infrastructure
Investors LLC 144A, 7.88%, 12/01/30 (b) 1,591
1,500,000 United Airlines Inc. 144A, 4.63%, 4/15/29 (b) 1,419
2,000,000 XPO Inc. 144A, 7.13%, 2/01/32 (b) 2,070
14,250
Utility  (5%)
500,000 Calpine Corp. 144A, 4.50%, 2/15/28 (b) 479
1,750,000 Calpine Corp. 144A, 4.63%, 2/01/29 (b) 1,655
1,000,000 Calpine Corp. 144A, 5.13%, 3/15/28 (b) 969
2,500,000 Clearway Energy Operating LLC 144A, 4.75%,
3/15/28 (b) 2,402
1,500,000 Dominion Energy Inc. A, (5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
2.386%), 6.88%, 2/01/55 (g) 1,558
3,000,000 Energizer Gamma Acquisition BV , 3.50%,
6/30/29 EUR (c)(f) 3,025
4,400,000 NextEra Energy Operating Partners LP 144A,
7.25%, 1/15/29 (b) 4,574
2,500,000 NRG Energy Inc. 144A, 3.38%, 2/15/29 (b) 2,252
1,500,000 PG&E Corp. , 5.00%, 7/01/28  1,464
2,265,000 Talen Energy Supply LLC 144A, 8.63%,
6/01/30 (b) 2,442
Principal
or Shares Security Description
Value
(000)
2,000,000 TransAlta Corp. , 7.75%, 11/15/29  $ 2,100
3,600,000 Venture Global LNG Inc. 144A, 9.50%,
2/01/29 (b) 4,007
1,450,000 Venture Global LNG Inc. 144A, 9.88%,
2/01/32 (b) 1,611
450,000 Vistra Operations Co. LLC 144A, 6.88%,
4/15/32 (b) 463
1,475,000 Vistra Operations Co. LLC 144A, 6.95%,
10/15/33 (b) 1,603
2,250,000 Vistra Operations Co. LLC 144A, 7.75%,
10/15/31 (b) 2,379
32,983
Total Corporate Bond (Cost - $611,573)
610,386
Mortgage Backed (1%
)
4,100,000 Connecticut Avenue Securities Trust 2019-HRP1
144A, (U.S. Secured Overnight Financing Rate
Index 30day Average + 9.364%), 14.71%,
11/25/39 (b)(g) 4,567
1,788,684 STACR Trust 2018-HRP1 144A, (U.S. Secured
Overnight Financing Rate Index 30day Average
+ 11.864%), 17.21%, 5/25/43 (b)(g) 2,185
1,550,000 STACR Trust 2018-HRP2 144A, (U.S. Secured
Overnight Financing Rate Index 30day Average
+ 10.614%), 15.96%, 2/25/47 (b)(g) 1,929
Total Mortgage Backed (Cost - $7,438)
8,681
Investment Company (10%
)
35,810,898 Payden Cash Reserves Money Market Fund *
(Cost - $71,776)
71,776
Total Investments (Cost - $768,616) (105%)
768,789
Liabilities in excess of Other Assets (-5%)
(37,337)
Net Assets (100%) $ 731,452
* Affiliated investment.
(a) Yield to maturity at time of purchase.
(b) Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of
1933. It has been deemed liquid under guidelines approved by the Board.
(c) Principal in foreign currency.
(d) Floating rate security. The rate shown reflects the rate in effect at July 31,
2024. The stated maturity is subject to prepayments.
(e) All or a portion of these securities are on loan. At July 31, 2024, the total market value of the Fund’s securities on loan is $34,451 and the total market value of the collateral held by the Fund is $35,965. Amounts in 000s.
(f) Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(g) Floating rate security. The rate shown reflects the rate in effect at July 31,
2024.
(h) Perpetual security with no stated maturity date.
Open Forward Currency Contracts to USD
Currency
Purchased
(000s)
Currency
Sold
(000s) Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
(000s)
Assets:
USD 2,650 CAD  3,621 Citibank, N.A. 09/26/2024 $ 23
Liabilities:
USD 302 CAD  418 State Street Bank & Trust Co. 09/26/2024 (1)

Open Forward Currency Contracts to USD
Currency
Purchased
(000s)
Currency
Sold
(000s) Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
(000s)
USD 15,880 EUR  14,735 State Street Bank & Trust Co. 09/26/2024 $ (110)
(111)
Net Unrealized Appreciation (Depreciation)
$(88)
Open Futures Contracts
Contract Type
Number of
Contracts
Expiration
Date
Notional
Amount
(000s)
Current
Value
(000s)
Unrealized
Appreciation
(000s)
Long Contracts:
U.S. Treasury 10-Year Note Future 285 Sep-24 $ 31,867 $ 794 $ 794
Open Centrally Cleared Interest Rate Swap Contracts
Description Maturity Date
Notional
Amount
(000s)
Value
(000s)
Upfront
payments/
receipts
(000s)
Unrealized
Appreciation/
(Depreciation)
(000s)
3-Year Interest Rate Swap, Pay Fixed 2.640% Annually,
Receive Variable 3.836% (ESTRON) Annually 03/24/2025 EUR 2,500 $23 $– $23
3-Year SOFR Swap, Receive Fixed 4.430% Annually, Pay
Variable 5.375% (SOFRRATE) Annually 03/24/2025 USD 2,550 (19) – (19)
4-Year Interest Rate Swap, Pay Fixed 2.630% Annually,
Receive Variable 3.876% (ESTRON) Annually 02/01/2026 EUR 1,000 10 – 10
4-Year SOFR Swap, Receive Fixed 4.230% Annually, Pay
Variable 5.392% (SOFRRATE) Annually 02/01/2026 USD 1,030 (9) – (9)
6-Year Interest Rate Swap, Pay Fixed 2.650% Annually,
Receive Variable 3.790% (ESTRON) Annually 04/30/2028 EUR 3,500 (19) 4 (23)
6-Year SOFR Swap, Receive Fixed 3.970% Annually, Pay
Variable 5.362% (SOFRRATE) Annually 04/30/2028 USD 3,630 5 2 3
7-Year Interest Rate Swap, Pay Fixed 2.660% Annually,
Receive Variable 3.668% (ESTRON) Annually 06/30/2029 EUR 3,000 (39) 4 (43)
7-Year Interest Rate Swap, Pay Fixed 2.660% Annually,
Receive Variable 3.811% (ESTRON) Annually 04/15/2029 EUR 2,000 (19) – (19)
7-Year SOFR Swap, Receive Fixed 3.890% Annually, Pay
Variable 5.353% (SOFRRATE) Annually 06/30/2029 USD 3,130 19 2 17
7-Year SOFR Swap, Receive Fixed 3.900% Annually, Pay
Variable 5.366% (SOFRRATE) Annually 04/15/2029 USD 2,080 5 – 5
$(43) $12 $(55)